UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 132.3%

Virginia — 123.4%
Corporate — 2.1%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$501,260

County/City/Special District/School District — 25.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	250	262,148
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 03/01/45(a)	250	257,228
City of Portsmouth Virginia, GO, Refunding Series D(b):
5.00%, 07/15/20	485	516,312
5.00%, 07/15/20	15	15,984
City of Suffolk Virginia, GO, Refunding, 5.00%, 06/01/21(b)	1,000	1,089,430
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 04/01/20(b)	1,000	1,056,060
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,556,700
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	500,830
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 03/01/35(a)	245	250,466
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 03/01/36	250	272,267
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	360	368,622

		6,146,047
Education — 23.7%
City of Norfolk Virginia, GO, Refunding(b):
5.00%, 08/01/23	465	530,588
5.00%, 08/01/23	35	40,029
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 06/01/20 (b)	355	377,056

Security	Par (000)	Value
Education (continued)
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	$100	$105,601
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 03/01/41	1,000	1,049,310
Marymount University Project, Series A, 5.00%, 07/01/45(a)	400	422,396
Washington & Lee University Project (NPFGC), 5.25%, 01/01/26	500	569,250
Washington & Lee University Project (NPFGC), 5.25%, 01/01/31	1,000	1,206,260
Virginia Small Business Financing Authority, RB:
Covanta Project, AMT, 5.00%, 01/01/48 (a)(c)	400	407,328
Roanoke College, 5.75%, 04/01/41	500	531,100
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	517,215

		5,756,133
Health — 33.7%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28(d)	1,000	1,124,540
County of Fairfax Virginia EDA, Refunding RB, Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	532,290
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 05/15/44	900	999,432
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 07/01/42	500	517,095
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 06/01/26	145	149,728
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	500	508,275
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	745,835
Roanoke Virginia EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 07/01/30	795	864,133

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
Roanoke Virginia EDA, Refunding RB (continued):
Carilion Health System (AGM), 5.00%, 07/01/20(b)	$5	$5,317
Carilion Health System, Series B (AGM), 5.00%, 07/01/38	495	518,225
Winchester Virginia EDA, Refunding RB, Valley Health System Obligation:
5.00%, 01/01/44	1,000	1,101,120
Series A, 5.00%, 01/01/44	400	435,848
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 01/01/19(b)	650	664,567

		8,166,405
Housing — 10.8%
Virginia HDA, RB, M/F Housing, Rental Housing:
Series A, 5.25%, 05/01/41	750	796,995
Series B, 5.63%, 06/01/39	1,000	1,036,620
Series B, 4.00%, 06/01/53	500	509,080
Series F, 5.25%, 10/01/38	250	279,250

		2,621,945
State — 7.6%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 09/01/18(b)	1,000	1,008,600
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B(b):
5.25%, 08/01/18	400	402,436
4.00%, 08/01/21	405	429,920

		1,840,956
Tobacco — 3.8%
Tobacco Settlement Financing Corp., Refunding RB, Senior:
Convertible, Series B2, 5.20%, 06/01/46	500	502,470
Series B-1, 5.00%, 06/01/47	410	409,992

		912,462
Transportation — 16.0%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 07/15/22	500	527,045
Virginia Port Authority, RB, 5.00%, 07/01/36	500	529,180

Security	Par (000)	Value
Transportation (continued)
Virginia Resources Authority, RB, Series B:
5.00%, 11/01/18(b)	$1,155	$1,171,043
5.00%, 11/01/33	740	750,005
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	820	914,341

		3,891,614
Utilities — 0.4%
Virginia Resources Authority, RB, 5.00%, 11/01/18(b)	105	106,458

Total Municipal Bonds in Virginia		29,943,280
District of Columbia — 7.5%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	290	299,996
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	477,163
Series B, 5.00%, 10/01/29	1,000	1,038,211

		1,815,370
Puerto Rico — 1.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	335	332,544

Total Municipal Bonds — 132.3% (Cost — $30,406,654)		32,091,194

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Virginia — 39.0%
Education — 12.4%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(b)	2,999	2,999,294

Health — 13.8%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	2,000	2,298,940

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$1,000	$1,054,350

		3,353,290
Transportation — 12.8%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 05/15/21(b)	1,261	1,371,703
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,503	1,738,122

		3,109,825
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.0% (Cost — $9,290,070)		9,462,409

Total Long-Term Investments — 171.3% (Cost — $39,696,724)		41,553,603

Security	Shares	Value
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(g)(h)	$102,409	$102,420

Total Short-Term Securities — 0.4% (Cost — $102,420)		102,420

Total Investments — 171.7% (Cost — $39,799,144)		41,656,023
Liabilities in Excess of Other Assets — (1.9)%		(477,576)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.2)%		(5,383,499)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.6)%		(11,537,869)

Net Assets Applicable to Common Shares — 100.0%		$24,257,079

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 1, 2024, is $1,051,389.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	102,409	102,409	$102,420	$761	$2	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	5	09/19/18	$602	$(3,614)
Long U.S. Treasury Bond	5	09/19/18	726	(12,916)
5-Year U.S. Treasury Note	2	09/28/18	228	(1,487)

				$(18,017)

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

EDA — Economic Development Authority

GO — General Obligation Bonds

HDA — Housing Development Authority

IDA — Industrial Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Virginia Municipal Bond Trust (BHV)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31,2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$41,553,603	$—	$41,553,603
Short-Term Securities	102,420	—	—	102,420

	$102,420	$41,553,603	$—	$41,656,023

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	(18,017)	—	—	(18,017)

	$(18,017)	$—	$—	$(18,017)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(5,363,100)	$—	$(5,363,100)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,963,100)	$—	$(16,963,100)

During the period ended May 31, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Virginia Municipal Bond Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Virginia Municipal Bond Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Virginia Municipal Bond Trust

Date: July 19, 2018